Related party transactions - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) engine	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Nov. 01, 2021
Related Party Transaction [Line Items]
Total lease revenue	$ 7,003,997	$ 6,860,320	$ 6,530,546
Revenues	7,996,644	7,580,418	7,013,550
SES | Related Party
Related Party Transaction [Line Items]
Total lease revenue	$ 147,000	124,000
General Electric | Related Party
Related Party Transaction [Line Items]
Total lease revenue		140,000	143,000
Related party transaction, purchases from related party		212,000	150,000
Revenues		$ 29,000	$ 27,000
General Electric | Related Party | AerCap Holdings N.V.
Related Party Transaction [Line Items]
Ownership percentage by GE (in percentage)				46.00%
EVAL | Related Party
Related Party Transaction [Line Items]
Portfolio sale agreement, number of engines held-for-sale | engine	16
Portfolio sale agreement, number of engines sold | engine	14
SES
Related Party Transaction [Line Items]
Ownership (in percentage)	50.00%